Restatement (Details 3) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		$ (6,576,567)		$ (1,768,221)	$ (2,601,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		1,191		2,083	1,462
Change in fair market value of derivative liabilities		6,261,101	$ (87,862)	26,048	20,076
Amortization of debt discount		149,456		749,162	175,707
Stock based compensation, related parties				25,030	1,529,182
Stock based compensation				85,360	319,986
Decrease (increase) in assets:
Prepaid expenses				(2,264)	284
Increase (decrease) in liabilities:
Accounts payable		(57,653)		32,475	40,774
Accounts payable, related parties		947		11,586	29,369
Accrued interest		2,691		65,860	21,172
Accrued interest, related parties		1,200	1,200	2,400	1,170
Net cash used in operating activities		(345,667)		(483,622)	(462,225)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities		(4,752)		(3,536)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party				2,200	40
Proceeds of convertible notes payable				417,500	365,000
Proceeds of notes payable, related parties					30,000
Net cash provided by financing activities		453,323		474,181	395,040
NET CHANGE IN CASH		102,904		(12,977)	(67,185)
CASH AT BEGINNING OF PERIOD		22,437	35,414	35,414	102,599
CASH AT END OF PERIOD		125,341		22,437	35,414
SUPPLEMENTAL INFORMATION:
Interest paid				13,539
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note					167,011
Value of debt discounts				571,183	130,000
Value of shares issued for conversion of debt		323,197		737,716	227,388
Cashless exercise of common stock warrants				22
Common stock issued for settlement of accounts payable				13,765
As Originally Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (722,086)		(1,137,235)		(2,582,171)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			1,026		1,462
Change in fair market value of derivative liabilities
Amortization of debt discount			383,229		176,547
Stock based compensation, related parties			13,014		1,529,182
Stock based compensation			75,866		319,986
Decrease (increase) in assets:
Prepaid expenses			(2,379)		284
Increase (decrease) in liabilities:
Accounts payable			(44,562)		40,774
Accounts payable, related parties			10,395		29,369
Accrued interest			35,048		21,172
Accrued interest, related parties			1,200		1,170
Judgment payable			340,647
Net cash used in operating activities			(323,751)		(462,225)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment			(3,536)
Net cash used in investing activities			(3,536)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party			2,000		40
Proceeds of convertible notes payable			417,500		365,000
Repayments from convertible notes payable			(89,039)
Proceeds of notes payable, related parties					30,000
Net cash provided by financing activities			330,461		395,040
NET CHANGE IN CASH			3,174		(67,185)
CASH AT BEGINNING OF PERIOD			35,414	35,414	102,599
CASH AT END OF PERIOD	38,588		38,588		35,414
SUPPLEMENTAL INFORMATION:
Interest paid			13,539
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note			364,220		297,011
Value of debt discounts
Value of shares issued for conversion of debt			200,338		227,388
Cashless exercise of common stock warrants			22
Common stock issued for settlement of accounts payable			13,765
Adjustment [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(222,313)		(77,196)		(19,236)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation
Change in fair market value of derivative liabilities	189,191		87,862		20,076
Amortization of debt discount			(10,666)		(840)
Stock based compensation, related parties
Stock based compensation
Decrease (increase) in assets:
Prepaid expenses
Increase (decrease) in liabilities:
Accounts payable
Accounts payable, related parties
Accrued interest
Accrued interest, related parties
Judgment payable
Net cash used in operating activities
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party
Proceeds of convertible notes payable
Repayments from convertible notes payable
Proceeds of notes payable, related parties
Net cash provided by financing activities
NET CHANGE IN CASH
CASH AT BEGINNING OF PERIOD
CASH AT END OF PERIOD
SUPPLEMENTAL INFORMATION:
Interest paid
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note			(364,220)		(130,000)
Value of debt discounts			110,583		130,000
Value of shares issued for conversion of debt
Cashless exercise of common stock warrants
Common stock issued for settlement of accounts payable
As Restated [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(944,399)		(1,214,431)		(2,601,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			1,026		1,462
Change in fair market value of derivative liabilities	189,191		87,862		20,076
Amortization of debt discount			372,563		175,707
Stock based compensation, related parties			13,014		1,529,182
Stock based compensation			75,866		319,986
Decrease (increase) in assets:
Prepaid expenses			(2,379)		284
Increase (decrease) in liabilities:
Accounts payable			(44,562)		40,774
Accounts payable, related parties			10,395		29,369
Accrued interest			35,048		21,172
Accrued interest, related parties			1,200		1,170
Judgment payable			340,647
Net cash used in operating activities			(323,751)		(462,225)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment			(3,536)
Net cash used in investing activities			(3,536)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party			2,000		40
Proceeds of convertible notes payable			417,500		365,000
Repayments from convertible notes payable			(89,039)
Proceeds of notes payable, related parties					30,000
Net cash provided by financing activities			330,461		395,040
NET CHANGE IN CASH			3,174		(67,185)
CASH AT BEGINNING OF PERIOD			35,414	$ 35,414	102,599
CASH AT END OF PERIOD	$ 38,588		38,588		35,414
SUPPLEMENTAL INFORMATION:
Interest paid			13,539
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note					167,011
Value of debt discounts			110,583		130,000
Value of shares issued for conversion of debt			200,338		$ 227,388
Cashless exercise of common stock warrants			22
Common stock issued for settlement of accounts payable			$ 13,765